Subsequent events	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12 — Subsequent events

The Company performed its subsequent event procedures through May 11, 2020, the date these condensed consolidated financial statements were issued.

On April 29, 2020, the Company’s Compensation Committee resolved that a total of 574,188 performance based shares shall be awarded to Company executives as part of the 2020 Plan. Furthermore, the Company’s Board of Directors resolved that a total of 606,750 RSUs shall be issued to retain the service of Company key executives, excluding the Chief Executive Officer.